Material Partly-Owned Subsidiaries - Summary of Statements of Profit and Other Comprehensive Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	₽ 265,454	₽ 287,153	[1]	₽ 303,795	[1]
Cost of sales	(170,605)	(183,086)	[1]	(174,058)	[1]
Total other income and (expense), net	(57,550)	(15,212)	[1]	(27,596)	[1]
(Loss) profit before tax	(37,625)	18,988	[1]	23,550	[1]
Income tax (expense) benefit	(2,528)	(7,913)	[1]	(2,653)	[1]
(Loss) profit for the period	1,456	4,285	[1]	13,536	[1]
Total comprehensive (loss) income	3,751	1,647	[1]	14,014	[1]
Attributable to non-controlling interests	648	1,876	[1]	908	[1]
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	26,664	35,059		32,251
Cost of sales	(21,521)	(21,667)		(18,123)
Total selling, distribution and operating expenses, net	(16,303)	(7,264)		(9,064)
Total other income and (expense), net	(16,021)	(233)		(4,514)
(Loss) profit before tax	(27,181)	5,895		550
Income tax (expense) benefit	938	(372)		(1,707)
(Loss) profit for the period	(26,243)	5,523		(1,157)
Total comprehensive (loss) income	(26,243)	5,523		(1,157)
Attributable to non-controlling interests	(212)	79		12
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	24,002	24,624		24,084
Cost of sales	(11,546)	(12,479)		(12,077)
Total selling, distribution and operating expenses, net	(11,255)	(11,531)		(11,894)
Total other income and (expense), net	251	209		343
(Loss) profit before tax	1,452	823		456
Income tax (expense) benefit	(302)	(174)		(94)
(Loss) profit for the period	1,150	649		362
Total comprehensive (loss) income	1,150	649		362
Attributable to non-controlling interests	320	182		101
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	114,092	113,020		124,372
Cost of sales	(95,461)	(101,258)		(101,829)
Total selling, distribution and operating expenses, net	(12,485)	(11,406)		(11,988)
Total other income and (expense), net	(5,021)	4,173		(5,114)
(Loss) profit before tax	1,125	4,529		5,441
Income tax (expense) benefit	(373)	(551)		1,443
(Loss) profit for the period	752	3,978		6,884
Total comprehensive (loss) income	752	3,978		6,884
Attributable to non-controlling interests	76	231		345
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	90	198		88
Cost of sales	(50)	(54)		(47)
Total selling, distribution and operating expenses, net	(187)	(218)		(170)
Total other income and (expense), net	443	235		722
(Loss) profit before tax	296	161		593
Income tax (expense) benefit	(67)	(37)		(115)
(Loss) profit for the period	229	124		478
Total comprehensive (loss) income	229	124		478
Attributable to non-controlling interests	36	20		76
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	21,673	22,061		25,899
Cost of sales	(18,860)	(19,263)		(24,095)
Total selling, distribution and operating expenses, net	(2,123)	(1,749)		(1,867)
Total other income and (expense), net	278	41		1,034
(Loss) profit before tax	968	1,090		971
Income tax (expense) benefit	(111)	(28)		(34)
(Loss) profit for the period	857	1,062		937
Total comprehensive (loss) income	857	1,062		937
Attributable to non-controlling interests	73	91		83
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	12,937	15,776		9,989
Cost of sales	(6,494)	(6,739)		(6,222)
Total selling, distribution and operating expenses, net	(4,360)	(4,439)		(4,250)
Total other income and (expense), net	1,417	1,831		2,103
(Loss) profit before tax	3,500	6,429		1,620
Income tax (expense) benefit	(182)	(271)		46
(Loss) profit for the period	3,318	6,158		1,666
Total comprehensive (loss) income	3,318	6,158		1,666
Attributable to non-controlling interests	330	613		166
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	10,219	17,231		16,549
Cost of sales	(8,196)	(12,330)		(13,131)
Total selling, distribution and operating expenses, net	(1,240)	(1,157)		(1,099)
Total other income and (expense), net	1,837	1,633		2,090
(Loss) profit before tax	2,620	5,377		4,409
Income tax (expense) benefit	81	(323)		(109)
(Loss) profit for the period	2,701	5,054		4,300
Total comprehensive (loss) income	2,701	5,054		4,300
Attributable to non-controlling interests	215	315		269
Izhstal [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	16,755	20,208		21,173
Cost of sales	(15,429)	(17,631)		(19,392)
Total selling, distribution and operating expenses, net	(1,803)	919		(2,498)
Total other income and (expense), net	(978)	(99)		(1,097)
(Loss) profit before tax	(1,455)	3,397		(1,814)
Income tax (expense) benefit	(255)	97		228
(Loss) profit for the period	(1,710)	3,494		(1,586)
Total comprehensive (loss) income	(1,710)	3,494		(1,586)
Attributable to non-controlling interests	₽ (173)	₽ 348		₽ (154)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).